Marketable Securities - Schedule of Company’s Marketable Securities by Contractual Maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Company’s Marketable Securities by Contractual Maturities [Abstract]
Due in 1 year or less	$ 146,908	$ 101,818
Due in 1 year through 2 years	85,661	36,601
Total	$ 232,569	$ 138,419